Prudential Investments

100 Mulberry Street

Gateway Center Three

Newark, NJ 07102

April 21, 2008

United States Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Preliminary Proxy Materials for
The Prudential Series Fund

Ladies and Gentlemen:

On behalf of the above-referenced Fund, we are hereby filing in accordance with Rule 14a-6(a) under the Securities and Exchange Act of 1934 preliminary proxy materials in connection with special joint meetings of shareholders of certain portfolios of The Prudential Series Fund scheduled for June 23, 2008 (the “Meeting”).  These materials include the notice of Meeting, the proxy statement and a form of the proxy card.

If there are any questions with respect to this filing, please call me at 973-802-6469.

Sincerely,

/s/ Jonathan D. Shain
Jonathan D. Shain
Vice President & Corporate Counsel